Eaton Vance Greater India Fund

EATON VANCE GREATER INDIA FUND
Supplement to Prospectus dated May 1, 2016 and
Summary Prospectus dated May 1, 2016

Eaton Vance Greater India Fund (the “Fund”) invests substantially all of its assets in Greater India Portfolio (the “Portfolio”).  Based on a recommendation from the Portfolio’s investment adviser, Boston Management and Research (“BMR”), the Board of Trustees (“Board”) of the Portfolio has approved (i) the termination of the investment sub-advisory agreement with the current sub-adviser to the Portfolio, LGM Investments Limited; (ii) the appointment of a new sub-adviser, Goldman Sachs Asset Management International (“GSAMI”), to manage the Portfolio’s assets on an interim basis, and the related interim sub-advisory agreement; and (iii) a fee reduction agreement with BMR to lower the contractual investment advisory fee at current asset levels to coincide with the implementation of the interim sub-advisory agreement.  These changes will be effective on or about September 15, 2016. The Board also approved the longer-term appointment of GSAMI and the adoption of a new sub-advisory agreement so that GSAMI may serve as sub-adviser to the Portfolio on an uninterrupted basis following the expiration of the interim sub-advisory agreement, subject to shareholder approval.  Shareholders of the Fund, as an investor in the Portfolio, will be asked to approve the new sub-advisory agreement with GSAMI at an upcoming shareholder meeting to be held on or about November 17, 2016.  The Board of Trustees of Eaton Vance Special Investment Trust, on behalf of the Fund, also approved (i) a change in the Fund’s diversification status from diversified to non-diversified, (ii) an investment advisory agreement between the Fund and BMR, and (iii) an investment sub-advisory agreement between BMR and GSAMI with respect to the Fund, all subject to shareholder approval at the upcoming shareholder meeting.  Proxy materials are expected to be mailed to shareholders in September 2016 and will include information about the foregoing proposals.

As a result, on or about September 15, 2016, the following changes to the Fund’s Prospectus and/or Summary Prospectus, as applicable, will be effective:

1. The following will replace “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund’s Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees*	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None
Other Expenses	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.65%	2.35%	2.35%	1.35%

* “Management Fees” reflect a fee reduction agreement to the Portfolio’s investment advisory agreement effective September 15, 2016, and “Management Fees” have been restated to reflect the fees as if the Portfolio’s revised advisory fee was in effect for the Fund’s last fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 733	$ 1,065	$ 1,420	$ 2,417	$ 733	$ 1,065	$ 1,420	$ 2,417
Class B shares	$ 738	$ 1,133	$ 1,455	$ 2,512	$ 238	$ 733	$ 1,255	$ 2,512
Class C shares	$ 338	$ 733	$ 1,255	$ 2,686	$ 238	$ 733	$ 1,255	$ 2,686
Class I shares	$ 137	$ 428	$ 739	$ 1,624	$ 137	$ 428	$ 739	$ 1,624

2 The following will replace “Principal Investment Strategies” in “Fund Summary”:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in India and surrounding countries of the Indian subcontinent (“Greater India investments”) (the “80% Policy”). A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country. Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. The Fund normally invests at least 50% of its total assets in equity securities of Indian companies, and no more than 10% of its total assets in companies located in countries other than India, Pakistan or Sri Lanka.

The Fund invests in securities issued by companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies in private placement transactions. More than 25% of the Fund’s total assets may be denominated in any single currency. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options. The Fund may also lend its securities.

The Fund’s investments are selected using a strong valuation discipline based on industry specific metrics, to purchase what the interim investment sub-adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. From a valuation perspective, the interim investment sub-adviser generally looks for companies where its proprietary estimate of their earnings, asset value or cash flow is meaningfully different from consensus; or where the interim investment sub-adviser believes growth in intrinsic value is not reflected in the share price. Allocation of the Fund’s investments is determined by the interim investment sub-adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest overweights are given to companies the interim investment sub-adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. Stocks will generally be sold when they have achieved their perceived long-term value or to pursue more attractive investment options.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

3. The following will replace the table under “Performance” in “Fund Summary”:

Average Annual Total Return as of December 31, 2015	One Year	Five Years	Ten Years
Class A Return Before Taxes	-10.44%	-2.41%	4.29%
Class A Return After Taxes on Distributions	-10.59%	-2.56%	3.97%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-5.76%	-1.83%	3.60%
Class B Return Before Taxes	-10.30%	-2.33%	4.28%
Class C Return Before Taxes	-6.57%	-1.95%	4.29%
Class I Return Before Taxes	-4.70%	-0.96%	5.12%
MSCI India Index	-6.12%	3.80%	7.22%
S&P Bombay Stock Exchange 100 Index (reflects no deduction for fees, expenses or taxes)(1)	-6.45%	-0.98%	8.10%

1)  Effective September 15, 2016, the Fund changed its primary benchmark to the MSCI India Index because the investment adviser believes it is more closely aligned with the Fund’s investment strategies.

4. The following will replace “Management” in “Fund Summary”:

Investment Adviser. Boston Management and Research (“BMR”).

Interim Investment Sub-Adviser. Goldman Sachs Asset Management International (“GSAMI”).

Portfolio Manager. The Portfolio is managed by Prashant Khemka, Chief Investment Officer of Emerging Markets Equity at GSAMI, who has managed the Portfolio since September 2016.

August 25, 2016	22899 8.25.16

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund’s Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees - Eaton Vance Greater India Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Greater India Fund		Class A	Class B	Class C	Class I
Management Fees	[1]	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses		0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses		1.65%	2.35%	2.35%	1.35%
[1]	"Management Fees" reflect a fee reduction agreement to the Portfolio's investment advisory agreement effective September 15, 2016, and "Management Fees" have been restated to reflect the fees as if the Portfolio's revised advisory fee was in effect for the Fund's last fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Greater India Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	733	1,065	1,420	2,417
Class B	738	1,133	1,455	2,512
Class C	338	733	1,255	2,686
Class I	137	428	739	1,624

Expense Example, No Redemption - Eaton Vance Greater India Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	733	1,065	1,420	2,417
Class B	238	733	1,255	2,512
Class C	238	733	1,255	2,686
Class I	137	428	739	1,624

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in India and surrounding countries of the Indian subcontinent (“Greater India investments”) (the “80% Policy”). A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country. Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. The Fund normally invests at least 50% of its total assets in equity securities of Indian companies, and no more than 10% of its total assets in companies located in countries other than India, Pakistan or Sri Lanka.

 The Fund invests in securities issued by companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies in private placement transactions. More than 25% of the Fund’s total assets may be denominated in any single currency. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options. The Fund may also lend its securities.

The Fund’s investments are selected using a strong valuation discipline based on industry specific metrics, to purchase what the interim investment sub-adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. From a valuation perspective, the interim investment sub-adviser generally looks for companies where its proprietary estimate of their earnings, asset value or cash flow is meaningfully different from consensus; or where the interim investment sub-adviser believes growth in intrinsic value is not reflected in the share price. Allocation of the Fund’s investments is determined by the interim investment sub-adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest overweights are given to companies the interim investment sub-adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. Stocks will generally be sold when they have achieved their perceived long-term value or to pursue more attractive investment options.

 The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

Average Annual Total Return as of December 31, 2015
Average Annual Total Returns - Eaton Vance Greater India Fund		One Year	Five Years	Ten Years
Class A		(10.44%)	(2.41%)	4.29%
Class A | After Taxes on Distributions		(10.59%)	(2.56%)	3.97%
Class A | After Taxes on Distributions and Sales		(5.76%)	(1.83%)	3.60%
Class B		(10.30%)	(2.33%)	4.28%
Class C		(6.57%)	(1.95%)	4.29%
Class I		(4.70%)	(0.96%)	5.12%
MSCI India Index		(6.12%)	3.80%	7.22%
S&P Bombay Stock Exchange 100 Index	[1]	(6.45%)	(0.98%)	8.10%
[1]	Effective September 15, 2016, the Fund changed its primary benchmark to the MSCI India Index because the investment adviser believes it is more closely aligned with the Fund's investment strategies.